Investment Properties - Net Book Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 730	$ 720	$ 763
Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	1,183	1,125
Accumulated depreciation [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	(453)	(405)
Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	467	430
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	467	430
Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	263	290
Office buildings for rent [Member] | Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	716	695
Office buildings for rent [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ (453)	$ (405)